Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables1 [abstract]
Research tax credit	$ 20,900	$ 14,496
Other subsidies	0	0
Total subsidies receivables	$ 20,900	$ 14,496